LIBERTY LIFE ASSURANCE COMPANY OF BOSTON LETTERHEAD]
[LIBERTY MUTUAL LOGO]

VIA EDGAR


May 4, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                      RE:   LLAC VARIABLE ACCOUNT       ("REGISTRANT")
                            FILE NO. 333-65957

Commissioners:

        Electronically transmitted for filing under the Securities Act of 1933, as amended ("1933 Act"), this filing is made pursuant to Rule 497(j) under the 1933 Act in lieu of the filings required under paragraphs (b) or
(c) of Rule 497.

        I hereby certify that the form of prospectus that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the Registrant's most recent registration statement or amendment (Post-Effective Amendment No. 10) effective on May 1, 2005, and the text of that most recent registration statement or amendment was filed electronically on April 29, 2005.

        Please address any questions or comments to me at (617) 574-5808.

Very truly yours,

/s/ William J. O'Connell

William J. O'Connell
Assistant General Counsel